Portfolio of Investments
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 86.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.3%
Boeing Co. (The)
02/01/2026	2.750%	7,375,000	7,676,164
02/04/2026	2.196%	8,446,000	8,513,036
United Technologies Corp.
11/16/2028	4.125%	3,870,000	4,405,644
Total			20,594,844
Automotive 0.3%
General Motors Financial Co., Inc.
06/20/2025	2.750%	2,505,000	2,619,642
Banking 20.6%
Bank of America Corp.(a)
02/13/2026	2.015%	10,660,000	10,938,025
07/22/2027	1.734%	13,130,000	13,197,930
Bank of Nova Scotia (The)
09/15/2023	0.400%	9,030,000	9,026,805
07/31/2024	0.650%	5,779,000	5,763,187
Citigroup, Inc.(a)
04/08/2026	3.106%	8,060,000	8,557,534
06/09/2027	1.462%	18,020,000	17,924,422
Goldman Sachs Group, Inc. (The)(a)
03/09/2027	1.431%	20,493,000	20,432,391
HSBC Holdings PLC(a)
05/24/2025	0.976%	3,998,000	3,990,393
JPMorgan Chase & Co.(a)
03/13/2026	2.005%	25,510,000	26,150,784
09/22/2027	1.470%	9,850,000	9,782,643
Morgan Stanley(a)
01/25/2024	0.529%	6,798,000	6,801,888
07/22/2025	2.720%	12,530,000	13,124,371
05/04/2027	1.593%	5,316,000	5,331,291
Toronto-Dominion Bank (The)
06/02/2023	0.300%	9,015,000	9,004,683
Truist Financial Corp.(a)
03/02/2027	1.267%	4,307,000	4,287,627
Wells Fargo & Co.(a)
04/30/2026	2.188%	8,270,000	8,539,080
06/17/2027	3.196%	12,275,000	13,180,789
Total			186,033,843
Cable and Satellite 3.4%
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	7,725,000	7,920,644
02/15/2028	3.750%	6,000,000	6,569,384
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sky PLC(b)
09/16/2024	3.750%	14,515,000	15,779,499
Total			30,269,527
Construction Machinery 1.6%
John Deere Capital Corp.
09/10/2024	0.625%	2,875,000	2,876,272
United Rentals North America, Inc.
11/15/2027	3.875%	6,255,000	6,555,350
01/15/2028	4.875%	4,260,000	4,506,445
Total			13,938,067
Diversified Manufacturing 1.5%
Carrier Global Corp.
02/15/2025	2.242%	6,785,000	7,030,242
Honeywell International, Inc.
08/19/2022	0.483%	1,039,000	1,039,080
Siemens Financieringsmaatschappij NV(b)
03/11/2024	0.650%	5,357,000	5,362,925
Total			13,432,247
Electric 14.9%
AEP Texas, Inc.
10/01/2022	2.400%	11,023,000	11,229,905
American Electric Power Co., Inc.
12/01/2021	3.650%	1,936,000	1,946,469
CenterPoint Energy, Inc.
09/01/2024	2.500%	5,660,000	5,911,584
06/01/2026	1.450%	4,245,000	4,248,686
Cleco Power LLC(b),(c)
3-month USD LIBOR + 0.500% 06/15/2023	0.616%	6,673,000	6,673,467
CMS Energy Corp.
03/01/2024	3.875%	2,130,000	2,265,721
11/15/2025	3.600%	8,736,000	9,458,058
Dominion Energy, Inc.
03/15/2025	3.300%	1,000,000	1,070,268
Edison International
11/15/2024	3.550%	2,150,000	2,279,387
Emera US Finance LP(b)
06/15/2024	0.833%	2,962,000	2,948,741
Emera US Finance LP
06/15/2026	3.550%	10,950,000	11,843,614
Entergy Corp.
09/15/2025	0.900%	2,615,000	2,568,671
Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eversource Energy
10/01/2024	2.900%	9,315,000	9,838,690
08/15/2025	0.800%	3,740,000	3,678,982
Georgia Power Co.
07/30/2023	2.100%	12,915,000	13,304,351
NextEra Energy Capital Holdings, Inc.
03/01/2023	0.650%	6,061,000	6,083,570
NextEra Energy Operating Partners LP(b)
07/15/2024	4.250%	4,975,000	5,267,862
NRG Energy, Inc.(b)
12/02/2027	2.450%	6,537,000	6,612,711
Pacific Gas and Electric Co.
07/01/2025	3.450%	4,185,000	4,370,627
06/15/2028	3.000%	4,535,000	4,574,213
Pinnacle West Capital Corp.
06/15/2025	1.300%	4,555,000	4,540,934
Public Service Enterprise Group, Inc.
11/15/2021	2.000%	8,015,000	8,023,189
WEC Energy Group, Inc.
09/15/2023	0.550%	2,990,000	2,989,370
06/15/2025	3.550%	2,538,000	2,745,790
Total			134,474,860
Environmental 0.6%
GFL Environmental, Inc.(b)
08/01/2025	3.750%	5,165,000	5,313,906
Finance Companies 1.5%
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	12,640,000	13,699,541
Food and Beverage 4.5%
Bacardi Ltd.(b)
05/15/2028	4.700%	14,031,000	16,253,954
Kraft Heinz Foods Co.
06/01/2026	3.000%	8,845,000	9,298,768
Mondelez International Holdings Netherlands BV(b)
09/24/2024	0.750%	4,345,000	4,334,206
Mondelez International, Inc.
07/01/2022	0.625%	10,815,000	10,846,160
Total			40,733,088
Health Care 2.0%
Becton Dickinson and Co.
06/06/2024	3.363%	3,131,000	3,328,339
Cigna Corp.
10/15/2028	4.375%	3,820,000	4,414,772
CVS Health Corp.
03/25/2028	4.300%	1,496,000	1,705,859
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
02/01/2025	5.375%	7,755,000	8,664,566
Total			18,113,536
Healthcare Insurance 1.5%
Centene Corp.
12/15/2027	4.250%	4,407,000	4,612,187
07/15/2028	2.450%	8,985,000	9,028,429
Total			13,640,616
Independent Energy 1.0%
Canadian Natural Resources Ltd.
07/15/2025	2.050%	4,165,000	4,266,186
Occidental Petroleum Corp.
04/15/2026	3.400%	4,500,000	4,619,194
Total			8,885,380
Integrated Energy 0.5%
Cenovus Energy, Inc.
07/15/2025	5.375%	1,321,000	1,495,606
04/15/2027	4.250%	2,385,000	2,651,296
Total			4,146,902
Life Insurance 11.4%
Five Corners Funding Trust(b)
11/15/2023	4.419%	11,807,000	12,753,013
MassMutual Global Funding II(b)
07/01/2022	2.250%	3,557,000	3,611,306
07/16/2026	1.200%	9,210,000	9,125,357
Met Tower Global Funding(b)
09/14/2026	1.250%	5,193,000	5,166,716
Metropolitan Life Global Funding I(b)
06/08/2023	0.900%	4,805,000	4,849,529
Pacific Life Global Funding II(b)
06/24/2025	1.200%	6,250,000	6,263,492
04/14/2026	1.375%	10,600,000	10,628,857
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	20,087,000	21,798,690
Pricoa Global Funding I(b)
09/01/2026	1.200%	5,149,000	5,120,256
Principal Life Global Funding II(b)
11/21/2024	2.250%	14,820,000	15,419,443
08/16/2026	1.250%	8,350,000	8,296,982
Total			103,033,641
Media and Entertainment 1.9%
Netflix, Inc.(b)
06/15/2025	3.625%	8,180,000	8,692,674

2	Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walt Disney Co. (The)
09/01/2022	1.650%	8,600,000	8,715,022
Total			17,407,696
Metals and Mining 0.7%
Freeport-McMoRan, Inc.
11/14/2024	4.550%	6,005,000	6,491,976
Midstream 2.3%
Colorado Interstate Gas Co. LLC/Issuing Corp.(b)
08/15/2026	4.150%	2,955,000	3,281,672
Energy Transfer Partners LP
01/15/2026	4.750%	1,910,000	2,134,015
MPLX LP
12/01/2027	4.250%	1,970,000	2,218,550
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	8,445,000	9,434,713
Western Gas Partners LP
07/01/2026	4.650%	3,764,000	4,072,456
Total			21,141,406
Natural Gas 0.2%
NiSource, Inc.
08/15/2025	0.950%	2,075,000	2,049,818
Packaging 1.3%
Berry Global, Inc.(b)
02/15/2024	0.950%	5,345,000	5,350,897
01/15/2026	1.570%	6,674,000	6,676,471
Total			12,027,368
Pharmaceuticals 3.2%
AbbVie, Inc.
03/15/2025	3.800%	11,940,000	12,970,752
05/14/2025	3.600%	2,750,000	2,976,995
Amgen, Inc.
05/11/2022	2.650%	5,655,000	5,725,594
AstraZeneca Finance LLC
05/28/2026	1.200%	7,181,000	7,180,418
Total			28,853,759
Supermarkets 0.2%
Kroger Co. (The)
11/01/2021	2.950%	1,805,000	1,807,189
Technology 2.7%
Fidelity National Information Services, Inc.
03/01/2024	0.600%	1,734,000	1,732,252
Microchip Technology, Inc.
09/01/2023	2.670%	2,140,000	2,219,221
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Microchip Technology, Inc.(b)
02/15/2024	0.972%	6,364,000	6,366,983
09/01/2024	0.983%	3,237,000	3,234,127
NXP BV/Funding LLC/USA, Inc.(b)
05/01/2025	2.700%	1,900,000	1,986,515
Oracle Corp.
03/25/2026	1.650%	6,437,000	6,527,866
VeriSign, Inc.
04/01/2025	5.250%	1,935,000	2,179,075
Total			24,246,039
Tobacco 0.5%
BAT Capital Corp.
08/15/2027	3.557%	4,100,000	4,417,123
Wireless 4.2%
American Tower Corp.
09/15/2026	1.450%	18,060,000	17,973,250
Crown Castle International Corp.
09/01/2024	3.200%	5,840,000	6,212,844
T-Mobile USA, Inc.
02/15/2026	2.250%	7,399,000	7,478,100
T-Mobile USA, Inc.(b)
02/15/2026	2.250%	5,799,000	5,860,758
Total			37,524,952
Wirelines 1.6%
AT&T, Inc.
03/25/2026	1.700%	13,760,000	13,938,247
Total Corporate Bonds & Notes (Cost $769,084,020)			778,835,213

U.S. Treasury Obligations 6.9%

U.S. Treasury
10/31/2022	0.125%	7,150,000	7,151,397
07/31/2023	0.125%	6,500,000	6,486,289
11/15/2023	0.250%	7,000,000	6,991,250
12/15/2023	0.125%	12,000,000	11,945,625
05/15/2024	0.250%	8,935,000	8,891,721
06/15/2024	0.250%	9,000,000	8,949,375
10/31/2025	0.250%	12,325,000	12,043,836
Total U.S. Treasury Obligations (Cost $62,715,838)			62,459,493

Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2021 (Unaudited)
Money Market Funds 6.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(d),(e)	54,452,840	54,447,395
Total Money Market Funds (Cost $54,447,395)		54,447,395
Total Investments in Securities (Cost: $886,247,253)		895,742,101
Other Assets & Liabilities, Net		5,978,024
Net Assets		901,720,125
At September 30, 2021, securities and/or cash totaling $778,176 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	623	12/2021	USD	137,094,071	—	(86,209)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(342)	12/2021	USD	(45,010,406)	579,147	—
U.S. Treasury 5-Year Note	(388)	12/2021	USD	(47,623,969)	155,258	—
Total					734,405	—
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2021.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $213,031,009, which represents 23.62% of total net assets.
(c)	Variable rate security. The interest rate shown was the current rate as of September 30, 2021.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	48,202,884	453,748,619	(447,504,108)	—	54,447,395	—	28,257	54,452,840
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2021

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